Plan Description (Details) - USD ($)		12 Months Ended
	Dec. 08, 2025	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Maximum election percentage, since inception		25.00%
EBP 004
EBP, Description of Plan [Line Items]
Automatic deferral rate, annual increase		1.00%
ESOP election period		6 years
Maximum election percentage, final year		50.00%
Transfers to the Plan from ESOP (note 1(c))		$ 264,365	$ 185,799
Number of shares transferred (in shares)	3,372,584
Matching percentage		50.00%	25.00%
Participant compensation matched, percentage		8.00%	6.00%
Profit sharing percentage			1.50%
Employer contribution receivable		$ 130,816	$ 237,671
Minimum borrowing, amount		2,000
Maximum borrowing, amount		$ 50,000
Maximum borrowing, to total account, percentage		50.00%
Basis spread on variable rate		1.00%
Cash dividends		$ 4,848	$ 8,463
EBP 004 | EBP, Profit Sharing Contribution, Tranche One
EBP, Description of Plan [Line Items]
Vesting percentage		0.00%	0.00%
EBP 004 | EBP, Profit Sharing Contribution, Tranche Two
EBP, Description of Plan [Line Items]
Vesting percentage		50.00%	25.00%
EBP 004 | EBP, Profit Sharing Contribution, Tranche Three
EBP, Description of Plan [Line Items]
Vesting percentage		100.00%	5000.00%
EBP 004 | EBP, Profit Sharing Contribution, Tranche Four
EBP, Description of Plan [Line Items]
Vesting percentage			75.00%
EBP 004 | EBP, Profit Sharing Contribution, Tranche Five
EBP, Description of Plan [Line Items]
Vesting percentage			100.00%
EBP 004 | Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate		4.00%
Participant loan, interest rate		4.25%
EBP 004 | Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate		10.00%
Participant loan, interest rate		9.50%